MORTGAGES PAYABLE (Details) - Schedule of interest expense, net of capitalized interest - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Debt Disclosure [Abstract]
Interest expense	$ (297,305)	$ (152,009)
Capitalized interest	174,918	84,265
Interest expense, net of capitalized interest	$ (122,387)	$ (67,744)